Inventories, Net (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Inventory Disclosure [Abstract]
Raw materials	$ 1,890	$ 1,134
Finished goods	3,137	4,544
Inventories, net	$ 5,027	$ 5,678